Business Acquisitions	12 Months Ended
Dec. 31, 2023
Business Acquisitions [Abstract]
BUSINESS ACQUISITIONS

3. BUSINESS ACQUISITIONS

Business acquisitions in the year ended December 31, 2021:

During the year ended December 31, 2021, the Group made two business acquisitions which were individually and collectively immaterial business combinations. The total cash consideration of these business acquisitions was RMB3,850. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB86, RMB10,699, RMB14,051 and RMB22,400, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates.